NOTE 13 - SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 22, 2022	Mar. 04, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	1,413,804
Payments for Loans	$ (3,322)	$ (2,558)	$ (10,792)	$ (10,294)
Shareholder Loans Two [Member]
Debt Instrument, Face Amount			$ 81,162
Shareholder Loans Payment Two [Member]
Payments for Loans	$ 28,613
Tranche 2 [Member] | Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	200
G H S Tranche 2 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number					562,149
G H S [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	941,599
Convertible Preferred Stock, Nonredeemable or Redeemable, Issuer Option, Value						$ 700,000
Preferred Stock, Shares Subscribed but Unissued						700